Expense Example - FidelitySustainableLowDurationBondFund-AMCIZPRO - FidelitySustainableLowDurationBondFund-AMCIZPRO - Fidelity Sustainable Low Duration Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A
Expense Example:
1 year	$ 191
3 years	280
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M
Expense Example:
1 year	191
3 years	280
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C
Expense Example:
1 year	128
3 years	400
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I
Expense Example:
1 year	26
3 years	83
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z
Expense Example:
1 year	20
3 years	$ 71